Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other, net [Member]
Summary of Derivative Instruments by Risk Exposure
Gains/(losses) on hedged items - Other, net	$ (17)	$ (75)	$ 3
Interest Rate Derivatives [Member]
Summary of Derivative Instruments by Risk Exposure
Cash flow hedges recognized in accumulated other comprehensive income	(5)	(40)	(33)
Interest Rate Derivatives [Member] | Interest Expense [Member]
Summary of Derivative Instruments by Risk Exposure
Interest rate derivatives - Interest expense	(8)	(21)	(41)
Interest Rate Derivatives [Member] | Other, net [Member]
Summary of Derivative Instruments by Risk Exposure
Interest rate derivatives-Other, net	17	76	(3)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net, Total	2	(3)	(7)
Interest Rate Derivatives [Member] | Other, net [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Summary of Derivative Instruments by Risk Exposure
Non Designated as Hedges Interest rate derivative-Other net		(1)
Foreign exchange derivatives [Member]
Summary of Derivative Instruments by Risk Exposure
Foreign exchange contracts - accumulated other comprehensive income	(36)	(18)	(44)
Foreign exchange derivatives [Member] | Net sale [Member]
Summary of Derivative Instruments by Risk Exposure
Foreign exchange contracts-Net sales	(8)	(26)	(15)
Foreign exchange derivatives [Member] | Cost of goods sold [Member]
Summary of Derivative Instruments by Risk Exposure
Foreign exchange contracts-Net sales	(66)	50	(20)
Foreign exchange derivatives [Member] | Other, net [Member]
Summary of Derivative Instruments by Risk Exposure
Foreign exchange contracts-Other, net	(12)	(6)	(29)
Foreign exchange derivatives [Member] | Other, net [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Summary of Derivative Instruments by Risk Exposure
Non Designated as Hedges Foreign exchange contracts-Other, net	$ 63	$ 22	$ 19